Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ 14,528
Unrecognized loss (profit), cumulative loss	21,944
Unrecognized change in equity	0
Unrecognized change in equity, cumulative loss	365
Wave City Development Co., Ltd. [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	4,434
Unrecognized loss (profit), cumulative loss	6,534
Unrecognized change in equity	0
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	10,094
Unrecognized loss (profit), cumulative loss	15,410
Unrecognized change in equity	0
Unrecognized change in equity, cumulative loss	₩ 365